SCHEDULE OF COMMON STOCK ISSUABLE WARRANTS (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Common Stock Purchase Warrants
Balance	4,304,426	3,980,704	3,980,704	3,368,834
Common stock purchase warrant issuance at fair value	454,654	181,861	363,722	611,870
Common stock purchase warrant exercised			(40,000)
Balance	4,759,080	4,162,565	4,304,426	3,980,704